Finance Income and Costs - Details of Finance Income and Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance Income:
Interest income	₩ 58,472	₩ 36,708	₩ 37,030
Gain on sale of accounts receivable — other	1,043	27,725	22,605
Dividends	2,552	12,039	1,170
Gain on foreign currency transactions	21,283	10,987	9,029
Gain on foreign currency translations	2,095	10,753	8,928
Gain relating to financial instruments at FVTPL	94,393	60,169	62,963
Finance income	179,838	155,133	140,685
Finance Costs:
Interest expense	328,307	342,342	399,176
Loss on sale of accounts receivable — other	61,841	0	0
Loss on foreign currency transactions	19,485	12,270	11,053
Loss on foreign currency translations	3,814	8,005	12,730
Loss on disposal of long-term investment securities	0	0	98
Loss relating to financial instruments at FVTPL	41,597	16,833	13,847
Loss on disposal of investment assets	1,283	0	0
Finance costs	456,327	315,604	322,943
Parent Company [Member]
Finance Income:
Gain on foreign currency translations	2,095	7,505	7,888
Finance income	179,838	202,550	241,196
Finance Costs:
Interest expense	328,307	279,737	288,972
Loss on foreign currency translations	3,814	6,764	8,973
Finance costs	₩ 456,327	₩ 585,427	₩ 497,193